Stock-Based Compensation - Schedule of Restricted Stock Unit Grants By Grantee Type (Details) - Restricted Stock Units - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Stock Units Granted (in shares)	20,248	13,834	12,036
Vesting Period		1 year	1 year
Grant Date Fair Value (In thousands)	$ 360	$ 350	$ 350
Associates
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Stock Units Granted (in shares)	919,850	839,166	634,109
Vesting Period	1 year
Grant Date Fair Value (In thousands)	$ 19,260	$ 21,847	$ 19,759
Minimum | Associates
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Period	1 year	1 year	1 year
Maximum | Associates
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Period	3 years	3 years	3 years